Employee Benefit Plans (Fair Value Of Pension Plan Assets) (Details) - Pension Plan [Member] - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	$ 249,293	$ 197,590	$ 198,686
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	249,117	197,401
Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	176	189
Small-Cap Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	5,087	3,816
Small-Cap Fund [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	5,087	3,816
Mid-Cap Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	5,095	3,811
Mid-Cap Fund [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	5,095	3,811
Large-Cap Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	40,884	30,595
Large-Cap Fund [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	40,884	30,595
International Equity Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	25,580	19,471
International Equity Fund [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	25,580	19,471
Short-Term Bond Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	3,590	9,242
Short-Term Bond Fund [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	3,590	9,242
Intermediate-Term Bond Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	29,485	23,036
Intermediate-Term Bond Funds [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	29,485	23,036
Long-Term Investment Grade Bond Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	132,096	99,118
Long-Term Investment Grade Bond Fund [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	132,096	99,118
Short-Term Investment Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	7,300	8,312
Short-Term Investment Fund [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	7,300	8,312
Group Annuity Contract [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	176	189
Group Annuity Contract [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	$ 176	$ 189